INTANGIBLE ASSETS, NET - Estimated Future Amortization of Favorable Contracts (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Net book value	$ 8,098	$ 10,263
Favorable Contract Intangible Assets
Finite-Lived Intangible Assets [Line Items]
2025	1,007
2026	1,007
2027	1,007
2028 and thereafter	240
Net book value	$ 3,261